Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Historically, the company’s practice was to make annual equity award grants to directors, named executive officers and non-executive management effective on the date of the annual stockholders meeting. Given our traditional earnings release date in late October or early November, the stockholders meeting grant date typically occurs in an open trading window after release of material non-public information. The stockholders meeting date is set several months in advance, providing further transparency and objectivity to the process.
Award Timing Method	Historically, the company’s practice was to make annual equity award grants to directors, named executive officers and non-executive management effective on the date of the annual stockholders meeting. Given our traditional earnings release date in late October or early November, the stockholders meeting grant date typically occurs in an open trading window after release of material non-public information. The stockholders meeting date is set several months in advance, providing further transparency and objectivity to the process. In light of the new disclosure requirements under Item 402(x) of Regulation S-K, and to avoid any concern that the Form 8-K setting forth stockholder votes at the annual stockholders meeting would be deemed material, commencing with the fiscal 2025 equity awards, the company delayed the annual equity award grant of stock options to two business days after the publishing of the annual meeting voting results on Form 8-K. In fiscal year 2025 the RSUs were granted on the date of the annual stockholders meeting, and stock options were not granted until two business days after publishing annual meeting voting results on Form 8-K. Mr. Farrell elected to receive 50% stock options and 50% RSUs for the portion of his annual award that was not PSUs. All other named executive officers elected to receive 100% performance based RSUs.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Historically, the company’s practice was to make annual equity award grants to directors, named executive officers and non-executive management effective on the date of the annual stockholders meeting. Given our traditional earnings release date in late October or early November, the stockholders meeting grant date typically occurs in an open trading window after release of material non-public information. The stockholders meeting date is set several months in advance, providing further transparency and objectivity to the process. In light of the new disclosure requirements under Item 402(x) of Regulation S-K, and to avoid any concern that the Form 8-K setting forth stockholder votes at the annual stockholders meeting would be deemed material, commencing with the fiscal 2025 equity awards, the company delayed the annual equity award grant of stock options to two business days after the publishing of the annual meeting voting results on Form 8-K. In fiscal year 2025 the RSUs were granted on the date of the annual stockholders meeting, and stock options were not granted until two business days after publishing annual meeting voting results on Form 8-K. Mr. Farrell elected to receive 50% stock options and 50% RSUs for the portion of his annual award that was not PSUs. All other named executive officers elected to receive 100% performance based RSUs.
MNPI Disclosure Timed for Compensation Value	false